MINERAL PROPERTIES (Details 2) $ in Thousands	Dec. 31, 2022 CAD ($)
MINERAL PROPERTIES
Mineral Properties - Central Duparquet	$ 67
Investment in Beattie Gold Mines - Initial Recognition on Feb 7, 2022	5,544
Equity Loss	(1)
Mineral Property Investments in 269 Canada and 258 Manitoba	4,281
Fair value loss - FVTOCI	(3,537)
Mineral Properties - Initial Recognition on September 15, 2022	24,135
Total acquisition costs recorded in Mineral Properties	$ 30,489